SCHEDULE OF LONG-TERM DEBT INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Convertible Debt [Member]
Short-Term Debt [Line Items]
Less current portion		$ (4,230)	$ (4,050)
Total unsecured convertible note, long term
Two Thousand Twenty Four Convertible Debt [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
2024 unsecured convertible note, 4% coupon, due December 2025			4,050
Two Thousand Twenty Six Convertible Debt [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Unsecured convertible note, 4% coupon, due October 2026	[1]
Unsecured Convertible Note Due July 2026 [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Unsecured convertible note, 4% coupon, due October 2026	[2]	3,148
Unsecured Convertible Note Due October Two Thousand Twenty Six [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Unsecured convertible note, 4% coupon, due October 2026	[3]	$ 1,082

[1]	Represents the Second Tranche Note (as described in this Note 10)
[2]	Represents the Third Tranche Note (as described in this Note 10)
[3]	Represents the Fourth Tranche Note (as described in this Note 10)